Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2018
Employee Benefits [Abstract]
Activity for Share Plans [text block table]
	Share units (in thousands)	Weighted-average grant date fair value per unit
Balance as of December 31, 2016	90,292	€ 20.22
Balance as of December 31, 2017	137,541	€ 14.78
Balance as of December 31, 2018	153,117	€ 11.15

DWS Share based Plans [text block table]
	Grant date 15 September 2018	Measurement date 31 December 2018	Grant date 15 September 2018	Measurement date 31 December 2018
	PSU	PSU	SAR	SAR
Units	1,272	1,248	2,224	2,192
Fair value	€ 14.56	€ 14.18	€ 3.95	€ 3.35
Share price	€ 23.75	€ 23.37	€ 23.75	€ 23.37
Exercise price	N/A	N/A	€ 24.65	€ 24.65
Expected volatility (weighted-average)	36%	35%	36%	35%
Expected life (weighted-averag, in years)	5	5	6	6
Expected dividends (in % of income)	65%	65%	65%	65%
Risk-free interest rate (based on government funds)	0%	0%	0%	0%

Breakdown of Benefit Obligation [text block table]
	Dec 31, 2018
in € m.	Germany	UK	U.S.	Other	Total
Defined benefit obligation related to
Active plan participants	4,599	593	337	623	6,152
Participants in deferred status	2,210	2,286	500	97	5,093
Participants in payment status	5,144	989	500	242	6,875
Total defined benefit obligation	11,953	3,868	1,337	962	18,120
Fair value of plan assets	10,877	4,884	1,074	892	17,727
Funding ratio (in %)	91%	126%	80%	93%	98%

	Dec 31, 2017
in € m.	Germany	UK	U.S.	Other	Total
Defined benefit obligation related to
Active plan participants	4,823	688	363	640	6,514
Participants in deferred status	2,196	2,583	536	93	5,408
Participants in payment status	5,071	905	502	246	6,724
Total defined benefit obligation	12,090	4,176	1,401	979	18,646
Fair value of plan assets	11,003	5,202	1,091	915	18,211
Funding ratio (in %)	91%	125%	78%	93%	98%

Benefits Expected to be paid by the Retirement Benefit Plans (Impact on Cashflows) [text block table]
in € m.	Germany	UK	U.S.	Other	Total
Actual benefit payments 2018	437	176	114	76	803
Benefits expected to be paid 2019	439	115	81	66	701
Benefits expected to be paid 2020	448	92	76	59	675
Benefits expected to be paid 2021	460	98	82	59	699
Benefits expected to be paid 2022	480	106	82	61	729
Benefits expected to be paid 2023	498	116	86	60	760
Benefits expected to be paid 2024 – 2028	2,747	694	455	321	4,217
Weighted average duration of defined benefit obligation (in years)	14	22	11	12	15

Actuarial Assumptions [text block table]
	Dec 31, 2018				Dec 31, 2017
	Germany	UK	U.S.[1]	Other	Germany	UK	U.S.[1]	Other
Discount rate (in %)	1.7%	2.7%	4.2%	2.6%	1.7%	2.5%	3.5%	2.5%
Rate of price inflation (in %)	1.6%	3.5%	2.2%	1.9%	1.8%	3.5%	2.2%	2.0%
Rate of nominal increase in future compensation levels (in %)	2.1%	4.0%	2.3%	2.9%	2.3%	4.5%	2.3%	3.1%
Rate of nominal increase for pensions in payment (in %)	1.5%	3.3%	2.2%	1.0%	1.7%	3.3%	2.2%	1.1%

Assumed life expectancy at age 65
For a male aged 65 at measurement date	20.0	23.5	22.2	21.8	19.3	23.6	22.2	21.7
For a female aged 65 at measurement date	23.6	25.4	23.7	24.1	23.3	25.4	23.7	24.1
For a male aged 45 at measurement date	22.8	24.8	23.7	23.3	21.9	24.9	23.8	23.1
For a female aged 45 at measurement date	25.8	26.8	25.2	25.6	25.8	26.9	25.2	25.6

Mortality tables applied	Richttafeln Heubeck 2018G	SAPS (S2) Light with CMI 2017 projections	RP2014 White- collar with MP2018 projections	Country specific tables	Richttafeln Heubeck 2005G	SAPS (S1) Light with CMI 2016 projections	RP2014 White- collar with MP 2017 projections	Country specific tables

[1] Cash balance interest crediting rate in line with the 30-year US government bond yield.

Reconciliation in Movement of Liabilities and Assets - Impact on Balance Sheet [text block table]

Reconciliation in Movement of Liabilities and Assets – Impact on Financial Statements

	2018
in € m.	Germany	UK	U.S.	Other	Total
Change in the present value of the defined benefit obligation:
Balance, beginning of year	12,090	4,176	1,401	979	18,646
Defined benefit cost recognized in Profit & Loss
Current service cost	204	30	17	45	296
Interest cost	203	104	49	23	379
Past service cost and gain or loss arising from settlements	(33)	18	0	(1)	(16)
Defined benefit cost recognized in Other Comprehensive Income
Actuarial gain or loss arising from changes in financial assumptions	(135)	(187)	(89)	(23)	(434)
Actuarial gain or loss arising from changes in demographic assumptions	98[1]	(48)	(3)	(2)	45
Actuarial gain or loss arising from experience	(38)	(7)	11	4	(30)
Cash flow and other changes
Contributions by plan participants	3	0	0	16	19
Benefits paid	(437)	(176)	(114)	(76)	(803)
Payments in respect to settlements	0	0	0	(11)	(11)
Acquisitions/Divestitures	(2)	0	0	0	(2)
Exchange rate changes	0	(42)	65	8	31
Other	0	0	0	0	0
Balance, end of year	11,953	3,868	1,337	962	18,120
thereof:
Unfunded	0	10	193	112	315
Funded	11,953	3,858	1,144	850	17,805

Change in fair value of plan assets:
Balance, beginning of year	11,003	5,202	1,091	915	18,211
Defined benefit cost recognized in Profit & Loss
Interest income	187	130	38	20	375
Defined benefit cost recognized in Other Comprehensive Income
Return from plan assets less interest income	(351)	(218)	(53)	(33)	(655)
Cash flow and other changes
Contributions by plan participants	3	0	0	16	19
Contributions by the employer	473	0	52	33	558
Benefits paid[2]	(437)	(175)	(102)	(53)	(767)
Payments in respect to settlements	0	0	0	(12)	(12)
Acquisitions/Divestitures	(1)	0	0	(1)	(2)
Exchange rate changes	0	(53)	52	7	6
Other	0	0	0	0	0
Plan administration costs	0	(2)	(4)	0	(6)
Balance, end of year	10,877	4,884	1,074	892	17,727
Funded status, end of year	(1,076)	1,016	(263)	(70)	(393)

Change in irrecoverable surplus (asset ceiling)
Balance, beginning of year	0	0	0	(44)	(44)
Interest cost	0	0	0	0	0
Changes in irrecoverable surplus	0	0	0	20	20
Exchange rate changes	0	0	0	(1)	(1)
Balance, end of year	0	0	0	(25)	(25)

Net asset (liability) recognized	(1,076)	1,016	(263)	(95)	(418)[3]

[1]Resulting predominantly from updated mortality assumptions (Heubeck 2018G instead of Heubeck 2005G)

[2] For funded plans only.

[3]Thereof € 1,097 million recognized in Other assets and € 1,515 million in Other liabilities.

	2017
in € m.	Germany	UK	U.S.	Other	Total
Change in the present value of the defined benefit obligation:
Balance, beginning of year	11,978	4,496	1,548	1,091	19,113
Defined benefit cost recognized in Profit & Loss
Current service cost	213	34	21	50	318
Interest cost	202	114	56	25	397
Past service cost and gain or loss arising from settlements	34	4	0	(11)	27
Defined benefit cost recognized in Other Comprehensive Income
Actuarial gain or loss arising from changes in financial assumptions	76	(43)	65	3	101
Actuarial gain or loss arising from changes in demographic assumptions	0	(16)	(6)	(11)	(33)
Actuarial gain or loss arising from experience	(3)	(17)	5	(9)	(24)
Cash flow and other changes
Contributions by plan participants	3	0	0	15	18
Benefits paid	(413)	(245)	(99)	(83)	(840)
Payments in respect to settlements	0	0	0	(26)	(26)
Acquisitions/Divestitures	0	0	0	0	0
Exchange rate changes	0	(151)	(189)	(63)	(403)
Other	0	0	0	(2)	(2)
Balance, end of year	12,090	4,176	1,401	979	18,646
thereof:
Unfunded	2	12	195	116	325
Funded	12,088	4,164	1,206	863	18,321

Change in fair value of plan assets:
Balance, beginning of year	10,975	5,352	1,219	973	18,519
Defined benefit cost recognized in Profit & Loss
Interest income	187	135	44	22	388
Defined benefit cost recognized in Other Comprehensive Income
Return from plan assets less interest income	(187)	144	32	32	21
Cash flow and other changes
Contributions by plan participants	3	0	0	15	18
Contributions by the employer	438	0	31	22	491
Benefits paid[1]	(413)	(244)	(86)	(63)	(806)
Payments in respect to settlements	0	0	0	(26)	(26)
Acquisitions/Divestitures	0	0	0	0	0
Exchange rate changes	0	(183)	(147)	(58)	(388)
Other	0	0	0	(1)	(1)
Plan administration costs	0	(2)	(2)	(1)	(5)
Balance, end of year	11,003	5,202	1,091	915	18,211
Funded status, end of year	(1,087)	1,026	(310)	(64)	(435)

Change in irrecoverable surplus (asset ceiling)
Balance, beginning of year	0	0	0	0	0
Interest cost	0	0	0	0	0
Changes in irrecoverable surplus	0	0	0	(46)	(46)
Exchange rate changes	0	0	0	2	2
Balance, end of year	0	0	0	(44)	(44)

Net asset (liability) recognized	(1,087)	1,026	(310)	(108)	(479)[2]

[1] For funded plans only

[2] Thereof € 1,113 million recognized in Other assets and € 1,592 million in Other liabilities.

Plan Asset Allocation [text block table]

The following table shows the asset allocation of the Group’s funded defined benefit plans to key asset classes, i.e. exposures include physical securities in discretely managed portfolios and underlying asset allocations of any commingled funds used to invest plan assets.

Asset amounts in the following table include both “quoted” (i.e. Level 1 assets in accordance with IFRS 13 – amounts invested in markets where the fair value can be determined directly from prices which are quoted in active, liquid markets) and “other” (i.e. Level 2 and 3 assets in accordance with IFRS 13) assets.

	Dec 31, 2018					Dec 31, 2017
in € m.	Germany	UK	U.S.	Other	Total	Germany	UK	U.S.	Other	Total
Cash and cash equivalents	1,138	715	(12)	77	1,918	1,260	419	26	74	1,779
Equity instruments[1]	1,148	571	107	60	1,886	1,265	582	118	68	2,033
Investment-grade bonds[2]
Government	1,975	699	428	153	3,255	2,212	1,167	367	161	3,907
Non-government bonds	5,196	2,805	405	217	8,623	5,189	2,447	472	175	8,283
Non-investment-grade bonds
Government	175	0	1	19	195	177	0	0	14	191
Non-government bonds	166	80	14	22	282	610	70	20	37	737
Structured products	39	6	52	16	113	41	402	51	26	520
Insurance	0	0	0	16	16	0	0	0	27	27
Alternatives
Real estate	285	52	0	58	395	232	117	0	56	405
Commodities	53	0	0	0	53	48	24	0	0	72
Private equity	54	0	0	11	65	58	0	0	0	58
Other[3]	1,419	22	0	243	1,684	788	36	0	274	1,098
Derivatives (Market Value)
Interest rate	(192)	129	13	(6)	(56)	(191)[4]	148	37	(4)	(10)
Credit	13	0	82	0	95	(155)	(1)	0	(1)	(157)
Inflation	(608)	(194)	0	5	(797)	(544)[4]	(210)	0	6	(748)
Foreign exchange	14	(1)	0	1	14	10	1	0	2	13
Other	2	0	(16)	0	(14)	3	0	0	0	3
Total fair value of plan assets	10,877	4,884	1,074	892	17,727	11,003	5,202	1,091	915	18,211

[1]Allocation of equity exposure is broadly in line with the typical index in the respective market, e.g. the equity portfolio’s benchmark of the UK retirement benefit plans is the MSCI All Countries World Index.

[2]Investment-grade means BBB and above. Average credit rating exposure for the Group’s main plans is around A.

[3]Amongst others this position contains commingled funds which could not be segregated into the other asset categories. In particular the increase from 2017 to 2018 is caused by such positions.

[4]Comparative 2017 figures have been changed retrospectively to be in line with the current assignment of assets to the derivative categories.

The following table sets out the Group’s funded defined benefit plan assets only invested in “quoted” assets, i.e. Level 1 assets in accordance with IFRS 13.

	Dec 31, 2018					Dec 31, 2017
in € m.	Germany	UK	U.S.	Other	Total	Germany	UK	U.S.	Other	Total
Cash and cash equivalents	1,162	30	(16)	40	1,216	1,251	22	24	28	1,325
Equity instruments[1]	1,015	571	107	49	1,742	1,154	582	118	58	1,912
Investment-grade bonds[2]
Government	1,013	695	423	52	2,183	1,190	1,163	362	73	2,788
Non-government bonds	0	0	0	0	0	0	0	0	0	0
Non-investment-grade bonds
Government	0	0	0	2	2	1	0	0	0	1
Non-government bonds	0	0	0	0	0	0	0	0	0	0
Structured products	0	0	0	0	0	0	0	0	0	0
Insurance	0	0	0	0	0	0	0	0	0	0
Alternatives
Real estate	0	0	0	0	0	0	0	0	0	0
Commodities	0	0	0	0	0	0	0	0	0	0
Private equity	0	0	0	0	0	0	0	0	0	0
Other	0	0	0	0	0	0	0	0	0	0
Derivatives (Market Value)
Interest rate	0	0	(17)	0	(17)	1	0	6	0	7
Credit	0	0	0	0	0	0	(1)	0	0	(1)
Inflation	0	0	0	0	0	0	0	0	0	0
Foreign exchange	0	(1)	0	0	(1)	0	1	0	0	1
Other	2	0	0	0	2	3	0	0	0	3
Total fair value of quoted plan assets	3,192	1,295	497	143	5,127	3,600	1,767	510	159	6,036

[1]Allocation of equity exposure is broadly in line with the typical index in the respective market, e.g. the equity portfolio’s benchmark of the UK retirement benefit plans is the MSCI All Countries World Index.

[2]Investment-grade means BBB and above. Average credit rating exposure for the Group’s main plans is around A.

Regional Asset Break Down [text block table]
	Dec 31, 2018
in € m.	Germany	United Kingdom	United States	Other Eurozone	Other developed countries	Emerging markets	Total
Cash and cash equivalents	141	701	65	953	29	29	1,918
Equity instruments	252	108	708	360	363	95	1,886
Government bonds (investment-grade and above)	870	574	474	650	249	438	3,255
Government bonds (non-investment-grade)	0	0	0	4	24	167	195
Non-government bonds (investment-grade and above)	718	2,129	2,023	2,984[1]	657	112	8,623
Non-government bonds (non-investment-grade)	4	65	13	186	5	9	282
Structured products	38	21	52	2	0	0	113
Subtotal	2,023	3,598	3,335	5,139	1,327	850	16,272
Share (in %)	12%	22%	20%	32%	8%	5%	100%
Other asset categories							1,455
Fair value of plan assets							17,727

[1] Majority of this amount relates to bonds of French, Dutch and Italian corporate bonds.

	Dec 31, 2017
in € m.	Germany	United Kingdom	United States	Other Eurozone	Other developed countries	Emerging markets	Total
Cash and cash equivalents	294	126	96	1,204	16	43	1,779
Equity instruments	349	83	802	317	336	146	2,033
Government bonds (investment-grade and above)	1,057	1,087	397	627	253	486	3,907
Government bonds (non-investment-grade)	0	0	0	9	23	159	191
Non-government bonds (investment-grade and above)	575	1,890	2,196	2,607[1]	906	109	8,283
Non-government bonds (non-investment-grade)	4	44	20	640	19	10	737
Structured products	41	422	51	1	5	0	520
Subtotal	2,320	3,652	3,562	5,405	1,558	953	17,450
Share (in %)	13%	21%	20%	31%	9%	5%	100%
Other asset categories							761
Fair value of plan assets							18,211

[1] Majority of this amount relates to bonds of French, Dutch and Italian corporate bonds.

Sensitivity Analysis on Funded Status [text block table]
	Dec 31, 2018				Dec 31, 2017
in € m.	Germany	UK	U.S.	Other	Germany	UK	U.S.	Other
Discount rate (–50 bp):
(Increase) in DBO	(840)	(430)	(40)	(50)	(875)	(465)	(40)	(55)
Expected increase in plan assets[1]	235	435	35	20	215	505	35	25
Expected net impact on funded status (de-) increase	(605)	5	(5)	(30)	(660)	40	(5)	(30)

Discount rate (+50 bp):
Decrease in DBO	785	385	25	50	810	420	30	50
Expected (decrease) in plan assets[1]	(235)	(435)	(35)	(20)	(215)	(505)	(35)	(25)
Expected net impact on funded status (de-) increase	550	(50)	(10)	30	595	(85)	(5)	25

Credit spread (–50 bp):
(Increase) in DBO	(840)	(430)	(75)	(55)	(875)	(465)	(85)	(60)
Expected increase in plan assets[1]	220	125	20	10	150	125	20	10
Expected net impact on funded status (de-) increase	(620)	(305)	(55)	(45)	(725)	(340)	(65)	(50)

Credit spread (+50 bp):
Decrease in DBO	785	385	70	50	810	420	80	55
Expected (decrease) in plan assets[1]	(220)	(125)	(20)	(10)	(150)	(125)	(20)	(10)
Expected net impact on funded status (de-) increase	565	260	50	40	660	295	60	45

Rate of price inflation (–50 bp):[2]
Decrease in DBO	335	325	0	20	345	345	0	20
Expected (decrease) in plan assets[1]	(190)	(270)	0	(10)	(180)	(310)	0	(10)
Expected net impact on funded status (de-) increase	145	55	0	10	165	35	0	10

Rate of price inflation (+50 bp):[2]
(Increase) in DBO	(345)	(360)	0	(20)	(360)	(375)	0	(25)
Expected increase in plan assets[1]	190	270	0	10	180	310	0	10
Expected net impact on funded status (de-) increase	(155)	(90)	0	(10)	(180)	(65)	0	(15)

Rate of real increase in future compensation levels (–50 bp):
Decrease in DBO, net impact on funded status	60	10	0	10	70	15	0	15

Rate of real increase in future compensation levels (+50 bp):
(Increase) in DBO, net impact on funded status	(60)	(10)	0	(15)	(70)	(15)	0	(15)

Longevity improvements by 10%:[3]
(Increase) in DBO, net impact on funded status	(295)	(110)	(25)	(10)	(305)	(130)	(25)	(15)

[1]Expected changes in the fair value of plan assets contain the simulated impact from the biggest plans in Germany, the UK, the U.S., Channel Islands, Switzerland and Belgium which cover over 99 % of the total fair value of plan assets. The fair value of plan assets for other plans is assumed to be unchanged for this presentation.

[2] Incorporates sensitivity to changes in pension benefits to the extent linked to the price inflation assumption.

[3]Estimated to be equivalent to an increase of around 1 year in overall life expectancy.

Expected Cash Flows [text block table]

in € m.
Expected contributions to
Defined benefit plan assets
BVV
Pension fund for Postbank's postal civil servants
Other defined contribution plans
Expected benefit payments for unfunded defined benefit plans
Expected total cash flow related to post-employment benefits

Expenses for Defined Benefit Plans (Impact on Expense) [text block table]
in € m.	2018	2017	2016
Expenses for defined benefit plans:
Service cost	280	345	272
Net interest cost (income)	4	9	(11)
Total expenses defined benefit plans	284	354	261
Expenses for defined contribution plans:
BVV	62	66	50
Pension fund for Postbank’s postal civil servants	88	93	95
Other defined contribution plans	271	281	284
Total expenses for defined contribution plans	421	440	429
Total expenses for post-employment benefit plans	705	794	690
Employer contributions to mandatory German social security pension plan	236	243	237
Expenses for share-based payments, equity settled[1]	560	535	620
Expenses for share-based payments, cash settled[1]	1	22	3
Expenses for cash retention plans[1]	481	363	487
Expenses for severance payments[2]	137	94	149

[1] Including expenses for new hire awards and the acceleration of expenses not yet amortized due to the discontinuation of employment including those amounts which are recognized as part of the Group’s restructuring expenses.

[2] Excluding the acceleration of expenses for deferred compensation awards not yet amortized.